Segmented Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segmented Information
19.
SEGMENTED INFORMATION

As of December 31, 2023, Cauchari-Olaroz is in the commissioning stage while the projects under the Pastos Grandes Basin segment are in the exploration and evaluation stage. Assets and liabilities of the North American segment were distributed to the shareholders upon the Separation and its operations are classified as a discontinued operation (Note 4).

The Company’s reportable segments and corporate assets are summarized in the following tables:

	Thacker Pass $	Cauchari- Olaroz $	Pastos Grandes Basin $	Corporate $	Total $
As at December 31, 2023
Property, plant and equipment	-	-	8,372	873	9,245
Exploration and evaluation assets	-	-	343,078	14	343,092
Total assets	-	387,844	536,364	130,818	1,055,026
Total liabilities	-	-	(1,858)	(224,237)	(226,095)
For the twelve months ended December 31, 2023
Property, plant and equipment additions	-	-	4,789	559	5,348
Income from discontinued operations	1,256,294	-	-	14,494	1,270,788
Income/(loss) from continuing operations	-	16,211	(7,399)	8,769	17,581
Exploration expenditures	-	-	(20,623)	(591)	(21,214)

19.
SEGMENTED INFORMATION (continued)

	Thacker Pass $	Cauchari- Olaroz $	Millennial Projects $	Corporate $	Total $
As at December 31, 2022
Property, plant and equipment	3,936	-	4,251	839	9,026
Exploration and evaluation assets	9,677	-	338,968	-	348,645
Total assets	16,162	271,442	353,687	375,257	1,016,548
Total liabilities	(16,021)	-	(2,304)	(214,221)	(232,546)
For the twelve months ended December 31, 2022
Property, plant and equipment additions	1,836	-	234	119	2,189
Loss from discontinued operations	(47,236)	-	-	(13,805)	(61,041)
(Loss)/income from continuing operations	-	(44,736)	(4,179)	16,388	(32,527)
Exploration expenditures	-	-	-	(4,733)	(4,733)

The Company’s non-current assets are segmented geographically as follows:

	Canada $	United States $	Argentina $	Total $
Non-current assets (1)
As at December 31, 2023	571	-	411,347	411,918
As at December 31, 2022	791	12,963	402,700	416,454

[1] Non-current assets attributed to geographical locations exclude financial and other assets.